Financial instruments - classification - Offsetable assets and liabilities (Details) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Instruments which can be offset
IFRS offset	£ 944	£ 2,281
Potential for offset not recognised by IFRS
Par value per share	£ 1.0769	£ 1.0769
Derivatives
Instruments which can be offset
Gross	£ 5,819	£ 4,004
IFRS offset	944	2,281
Balance sheet	6,763	6,285
Potential for offset not recognised by IFRS
Cash collateral	(4,994)	(4,204)
Securities collateral	(2,027)	(3,176)
Net amount after the effect of netting arrangements and related collateral	(258)	(1,095)
Instruments outside netting arrangements	52	39
Financial assets (liabilities)	6,815	6,324
Trading reverse repos/repos
Instruments which can be offset
Gross	1,081	(2,772)
Balance sheet	1,081	(2,772)
Potential for offset not recognised by IFRS
Securities collateral	(828)	2,984
Net amount after the effect of netting arrangements and related collateral	253	212
Instruments outside netting arrangements	(2,003)	(663)
Financial assets (liabilities)	(922)	(3,435)
Non trading reverse repos / repos
Instruments which can be offset
Gross	6,807	23,312
Balance sheet	6,807	23,312
Potential for offset not recognised by IFRS
Securities collateral	(6,807)	(23,312)
Financial assets (liabilities)	6,807	23,312
Derivatives
Instruments which can be offset
Gross	71,589	92,620
IFRS offset	(17,951)	(21,027)
Balance sheet	53,638	71,593
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(45,928)	(61,883)
Cash collateral	(4,281)	(5,801)
Other financial collateral	(1,256)	(896)
Net amount after the effect of netting arrangements and related collateral	2,173	3,013
Instruments outside netting arrangements	336	489
Potential for offset not recognised by IFRS
Financial liabilities	53,974	72,082
Trading repos
Instruments which can be offset
Gross	43,648	45,033
IFRS offset	(17,129)	(15,174)
Balance sheet	26,519	29,859
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(465)	(1,469)
Other financial collateral	(26,054)	(28,390)
Instruments outside netting arrangements	2,059	703
Potential for offset not recognised by IFRS
Financial liabilities	28,578	30,562
Non trading repos
Instruments which can be offset
Gross	44,082	22,288
IFRS offset	(14,470)	(8,709)
Balance sheet	29,612	13,579
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(9)	(80)
Other financial collateral	(29,603)	(13,499)
Potential for offset not recognised by IFRS
Financial liabilities	29,612	13,579
Trading liabilities
Potential for offset not recognised by IFRS
Financial liabilities	49,022	54,714
Trading reverse repos
Instruments which can be offset
Gross	44,729	42,261
IFRS offset	(17,129)	(15,174)
Balance sheet	27,600	27,087
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(465)	(1,469)
Other financial collateral	(26,882)	(25,406)
Net amount after the effect of netting arrangements and related collateral	253	212
Instruments outside netting arrangements	56	40
Potential for offset not recognised by IFRS
Financial assets	27,656	27,127
Derivatives
Instruments which can be offset
Gross	77,408	96,624
IFRS offset	(17,007)	(18,746)
Balance sheet	60,401	77,878
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(45,928)	(61,883)
Cash collateral	(9,275)	(10,005)
Other financial collateral	(3,283)	(4,072)
Net amount after the effect of netting arrangements and related collateral	1,915	1,918
Instruments outside netting arrangements	388	528
Potential for offset not recognised by IFRS
Financial assets	60,789	78,406
Trading assets
Potential for offset not recognised by IFRS
Financial assets	46,537	48,917
Non trading reverse repos
Instruments which can be offset
Gross	50,889	45,600
IFRS offset	(14,470)	(8,709)
Balance sheet	36,419	36,891
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements	(9)	(80)
Other financial collateral	(36,410)	(36,811)
Potential for offset not recognised by IFRS
Financial assets	£ 36,419	£ 36,891